Defined benefit obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Summary of Defined Benefit Plans
The following table provides information on the amounts recognized in the balance sheet:

TCHF	December 31, 2022	December 31, 2021
Present value of pension benefit obligation	4,044	4,496
Fair value of pension plan assets	(3,494)	(2,946)

Net pension defined benefit obligation	550	1,550
Present value of other benefit obligations	1,222	1,243

Total defined benefit obligations	1,772	2,793

Summary of Amount Recognized In Profit Or Loss In Respect of Defined Benefit Plans
Amounts recognized in profit or loss in respect of these defined benefit plans were as follows:

TCHF	2022	2021
Current service cost	207	132
Net interest expense	4	2
Administration cost excl. cost for managing plan assets	23	11

Expense recognized in profit or loss	234	145

Summary of Amount Recognized In Other Comprehensive Income In Respect of Defined Benefit Plans
Amounts recognized in other comprehensive income in respect of these defined benefit plans were as follows:

TCHF	2022	2021
Remeasurement (gain)/loss on defined benefit obligation due to changes in financial assumptions	(1,150)	(39)
due to changes in experience adjustments	156	(166)
Return on plan assets excl. interest income	52	24

(Income) recognized in other comprehensive income	(942)	(181)

Summary of Movement In The Present Value of Defined Benefit Obligation
Movements in the present value of the defined benefit obligation were as follows:

TCHF	2022	2021
Opening defined benefit obligation	4,496	-
Current service cost	240	132
Past service cost	(33)	—
Interest expense on defined benefit obligation	13	6
Contributions from plan participants	129	54
Benefits (paid)/deposited	193	(640)
Remeasurement (gain)/loss due to changes in financial assumptions	(1,150)	(39)
Remeasurement (gain)/loss due to changes in experience adjustments	156	(166)
Acquired through business combinations	—	5,149

Closing defined benefit obligation	4,044	4,496

Summary of Movement In The Present Value of Defined Benefit Plan Assets
Movements in the present value of the plan assets in the current period were as follows:

TCHF	2022	2021
Opening fair value of plan assets	2,946	—
Interest income on plan assets	9	4
Return on plan assets excluding interest income	(52)	(24)
Contributions from the employer	292	121
Contributions from plan participants	129	54
Benefits (paid)/deposited	193	(640)
Administration cost	(23)	(11)
Acquisition through business combination	—	3,442

Closing fair value of plan assets	3,494	2,946

Summary of Detailed Information About Principal Actuarial Assumptions	Principal assumptions used for the purposes of the actuarial valuations were as follows:

TCHF	2022	2021
Discount rates	2.15%	0.30%
Expected rates of salary increase	1.50%	1.50%